Income Tax (Details) - Schedule of net deferred tax assets - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets:
Net operating loss carryforwards	$ 159,303,000	$ 142,964,000
Accruals and reserves	3,432,000	2,188,000
Other	6,014,000	3,042,000
Total Deferred Tax Assets	168,749,000	148,194,000
Less: valuation allowance	(166,243,000)	(143,578,000)
Total Deferred Tax Assets, Net of Valuation Allowance	2,506,000	4,616,000
Deferred tax liabilities:
Intangibles	(3,937,000)	(6,963,000)
Other	(278,000)	0
Total Deferred Tax Liabilities	(4,215,000)	(6,963,000)
Net Deferred Tax Liabilities	1,709,000	$ 2,347,000
Interprivate II Acquisition Crop [Member]
Deferred tax assets:
Net operating loss carryforwards	30,226
Startup/Organization Expenses	397,294
Unrealized gain/loss	(4,500)
Total Deferred Tax Assets	423,020
Valuation Allowance	(423,020)
Total Deferred Tax Assets, Net of Valuation Allowance	$ 0